UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2008

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA  October 31, 2008


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total: 12,100,373 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   506999 8805111.000SH     SOLE              7457181.000       1347930.000
                                                             51246 890000.000SH      OTHER                                890000.000
Affiliated Managers            COM              008252108      255 3080.000 SH       SOLE                  580.000          2500.000
Allergan Inc                   COM              018490102   336192 6527989.000SH     SOLE              5528304.000        999685.000
                                                             35020 680000.000SH      OTHER                                680000.000
Ametek                         COM              031100100      311 7630.000 SH       SOLE                 1440.000          6190.000
Amphenol Corp                  COM              032095101      598 14910.000SH       SOLE                 8980.000          5930.000
Apple Inc                      COM              037833100   319323 2809453.000SH     SOLE              2379683.000        429770.000
                                                             32166 283000.000SH      OTHER                                283000.000
Autodesk Inc                   COM              052769106      327 9740.000 SH       SOLE                 1840.000          7900.000
Avon Products Inc              COM              054303102      326 7840.000 SH       SOLE                 1480.000          6360.000
Bard C R Inc                   COM              067383109      276 2910.000 SH       SOLE                  550.000          2360.000
Berkshire Hathaway Inc-Cl A    COM              084670108      784    6.000 SH       SOLE                    6.000
CVS Caremark Corp              COM              126650100   422023 12537826.000SH    SOLE             10624926.000       1912900.000
                                                             39719 1180000.000SH     OTHER                               1180000.000
Cameron Int'l                  COM              13342B105   263221 6829821.000SH     SOLE              5779896.000       1049925.000
                                                             26593 690000.000SH      OTHER                                690000.000
Caterpillar Inc                COM              149123101      209 3500.000 SH       SOLE                 3500.000
Charles River Laboratories     COM              159864107      297 5350.000 SH       SOLE                 1010.000          4340.000
Cisco Systems Inc              COM              17275R102     1313 58200.000SH       SOLE                 4000.000         54200.000
Coca-Cola Co                   COM              191216100   521877 9869088.000SH     SOLE              8373568.000       1495520.000
                                                             54070 1022500.000SH     OTHER                               1022500.000
Colgate-Palmolive Co           COM              194162103   199017 2641229.000SH     SOLE              2240288.000        400941.000
                                                             22228 295000.000SH      OTHER                                295000.000
ConocoPhillips                 COM              20825C104      322 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp          COM              22160K105   243765 3754279.000SH     SOLE              3178405.000        575874.000
                                                             25323 390000.000SH      OTHER                                390000.000
Covance                        COM              222816100      253 2860.000 SH       SOLE                  540.000          2320.000
Dentsply International Inc     COM              249030107      250 6670.000 SH       SOLE                 1260.000          5410.000
Devon Energy Corp              COM              25179M103   185675 2035910.000SH     SOLE              1724300.000        311610.000
                                                             18970 208000.000SH      OTHER                                208000.000
Dick's Sporting Goods Inc      COM              253393102      252 12860.000SH       SOLE                 2410.000         10450.000
Eaton Vance Corp               COM              278265103      258 7310.000 SH       SOLE                 1380.000          5930.000
Ecolab Inc                     COM              278865100      377 7780.000 SH       SOLE                 1470.000          6310.000
Electronic Arts Inc            COM              285512109   283837 7673348.000SH     SOLE              6464803.000       1208545.000
                                                             28852 780000.000SH      OTHER                                780000.000
Emerson Elec Co                COM              291011104   305377 7486561.000SH     SOLE              6337186.000       1149375.000
                                                             29981 735000.000SH      OTHER                                735000.000
Exxon Mobil Corp               COM              30231G102     1267 16318.000SH       SOLE                16318.000
FactSet Research Systems Inc   COM              303075105      253 4840.000 SH       SOLE                  910.000          3930.000
Fastenal Co                    COM              311900104      232 4700.000 SH       SOLE                  880.000          3820.000
F5 Networks                    COM              315616102      254 10850.000SH       SOLE                 2030.000          8820.000
Fiserv Inc                     COM              337738108      331 6990.000 SH       SOLE                 1320.000          5670.000
Fluor Corp                     COM              343412102   289289 5193696.000SH     SOLE              4398536.000        795160.000
                                                             28964 520000.000SH      OTHER                                520000.000
Gamestop Corp   CL A           COM              36467W109      205 5990.000 SH       SOLE                 1120.000          4870.000
Genentech, Inc.                COM              368710406      333 3750.000 SH       SOLE                 3750.000
General Electric Co            COM              369604103      267 10482.000SH       SOLE                10482.000
Gilead Sciences Inc            COM              375558103   337171 7397217.000SH     SOLE              6254117.000       1143100.000
                                                             33046 725000.000SH      OTHER                                725000.000
Google Inc Cl A                COM              38259P508   454647 1135142.000SH     SOLE               962239.000        172903.000
                                                             46661 116500.000SH      OTHER                                116500.000
Halliburton Co                 COM              406216101   367921 11359106.000SH    SOLE              9640245.000       1718861.000
                                                             36601 1130000.000SH     OTHER                               1130000.000
Hewlett Packard Co             COM              428236103   403042 8716300.000SH     SOLE              7386890.000       1329410.000
                                                             41847 905000.000SH      OTHER                                905000.000
International Business Machine COM              459200101      749 6400.000 SH       SOLE                 6400.000
Jacobs Engr Group Del          COM              469814107      451 8310.000 SH       SOLE                 4440.000          3870.000
Johnson & Johnson              COM              478160104     1468 21194.000SH       SOLE                21194.000
Johnson Controls Inc           COM              478366107   241315 7956365.000SH     SOLE              6737195.000       1219170.000
                                                             23354 770000.000SH      OTHER                                770000.000
Joy Global Inc                 COM              481165108      233 5170.000 SH       SOLE                  970.000          4200.000
Juniper Networks, Inc.         COM              48203R104   300229 14249125.000SH    SOLE             12061060.000       2188065.000
                                                             30931 1468000.000SH     OTHER                               1468000.000
McDonald's Corp                COM              580135101   459095 7440777.000SH     SOLE              6305311.000       1135466.000
                                                             46584 755000.000SH      OTHER                                755000.000
Medtronic Inc                  COM              585055106     1140 22750.000SH       SOLE                10950.000         11800.000
Microsoft Corp                 COM              594918104     1416 53050.000SH       SOLE                53050.000
Nike Inc Class B               COM              654106103   266040 3976680.000SH     SOLE              3365124.000        611556.000
                                                             28433 425000.000SH      OTHER                                425000.000
Nokia Corp Sponsored ADR       COM              654902204      298 16000.000SH       SOLE                16000.000
Occidental Petroleum Corp.     COM              674599105   256711 3643879.000SH     SOLE              3084289.000        559590.000
                                                             26067 370000.000SH      OTHER                                370000.000
O Reilly Automotive            COM              686091109      290 10840.000SH       SOLE                 2030.000          8810.000
Pepsico Inc                    COM              713448108   476973 6692476.000SH     SOLE              5675945.000       1016531.000
                                                             47715 669500.000SH      OTHER                                669500.000
PerkinElmer Inc                COM              714046109      264 10590.000SH       SOLE                 2000.000          8590.000
Polo Ralph Lauren Corp         COM              731572103      271 4070.000 SH       SOLE                  760.000          3310.000
Procter & Gamble Co            COM              742718109   523195 7507472.000SH     SOLE              6353152.000       1154320.000
                                                             53661 770000.000SH      OTHER                                770000.000
Qualcomm Inc                   COM              747525103   501095 11661493.000SH    SOLE              9883440.000       1778053.000
                                                             50275 1170000.000SH     OTHER                               1170000.000
Research In Motion             COM              760975102   126178 1847418.000SH     SOLE              1584766.000        262652.000
                                                             14002 205000.000SH      OTHER                                205000.000
Roper Industries               COM              776696106      277 4870.000 SH       SOLE                  920.000          3950.000
Schering Plough Corp           COM              806605101   349273 18910298.000SH    SOLE             16094593.000       2815705.000
                                                             36238 1962000.000SH     OTHER                               1962000.000
Schlumberger                   COM              806857108   450865 5773688.000SH     SOLE              4889102.000        884586.000
                                                             46854 600000.000SH      OTHER                                600000.000
Schwab Charles                 COM              808513105   434302 16703936.000SH    SOLE             14152506.000       2551430.000
                                                             42510 1635000.000SH     OTHER                               1635000.000
Smith Int'l                    COM              832110100      975 16635.000SH       SOLE                11515.000          5120.000
State Street Corp              COM              857477103      301 5300.000 SH       SOLE                 5300.000
Stryker Corp                   COM              863667101   423757 6801876.000SH     SOLE              5758119.000       1043757.000
                                                             37692 605000.000SH      OTHER                                605000.000
TJX Cos Inc                    COM              872540109      280 9160.000 SH       SOLE                 1730.000          7430.000
Tiffany & Co                   COM              886547108      226 6350.000 SH       SOLE                 1200.000          5150.000
Varian Medical Systems Inc     COM              92220P105      305 5330.000 SH       SOLE                 1000.000          4330.000
Wal-Mart Stores Inc            COM              931142103   493667 8242902.000SH     SOLE              6979187.000       1263715.000
                                                             50607 845000.000SH      OTHER                                845000.000
Waters Corp                    COM              941848103      216 3710.000 SH       SOLE                  700.000          3010.000
Wells Fargo & Co               COM              949746101   229280 6109266.000SH     SOLE              5177851.000        931415.000
                                                             22706 605000.000SH      OTHER                                605000.000
Xilinx Inc                     COM              983919101      665 28350.000SH       SOLE                16710.000         11640.000
Cooper Inds Ltd Cl A           COM              G24182100      243 6090.000 SH       SOLE                 1140.000          4950.000
Lazard LTD - CL A              COM              G54050102      287 6710.000 SH       SOLE                 1260.000          5450.000
Core Laboratories N. V.        COM              N22717107      201 1985.000 SH       SOLE                  375.000          1610.000